AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 97.0%
Communication Services - 13.8%
Hakuhodo DY Holdings, Inc. (Japan)	29,830	$322,383
ITV PLC (United Kingdom)	489,128	489,829
Koninklijke KPN, N.V. (Netherlands)	178,352	609,758
Nippon Telegraph & Telephone Corp. (Japan)	18,510	555,032

Total Communication Services		1,977,002
Consumer Discretionary - 4.4%
Cie Generale des Etablissements Michelin SCA (France)	19,734	623,985
Consumer Staples - 11.9%
Carlsberg AS, Class B (Denmark)	5,184	735,929
Essity AB, Class B (Sweden)	22,026	575,411
Unilever PLC (United Kingdom)	7,880	401,085

Total Consumer Staples		1,712,425
Energy - 8.4%
Ampol, Ltd. (Australia)	31,958	693,037
TGS ASA (Norway)	31,080	514,596

Total Energy		1,207,633
Financials - 7.9%
DBS Group Holdings, Ltd. (Singapore)	6,640	181,778
Euronext, N.V. (Netherlands)[1]	4,700	380,850
Julius Baer Group, Ltd. (Switzerland)	8,767	562,354

Total Financials		1,124,982
Health Care - 16.5%
GSK PLC (United Kingdom)	24,340	427,533
Novartis AG (Switzerland)	4,560	412,266
Roche Holding AG (Switzerland)	1,739	542,864
Shionogi & Co., Ltd. (Japan)	10,230	487,506
	Shares	Value

Smith & Nephew PLC (United Kingdom)	36,074	$498,194

Total Health Care		2,368,363
Industrials - 19.2%
dormakaba Holding AG (Switzerland)	1,343	561,074
IMI PLC (United Kingdom)	39,785	712,355
Konecranes Oyj (Finland)	23,504	764,856
Smiths Group PLC (United Kingdom)	33,667	718,690

Total Industrials		2,756,975
Information Technology - 4.0%
Atea ASA (Norway)	51,158	577,050
Materials - 10.9%
Akzo Nobel, N.V. (Netherlands)	7,581	564,671
BASF SE (Germany)	8,071	462,754
HeidelbergCement AG (Germany)	7,781	533,912

Total Materials		1,561,337

Total Common Stocks (Cost $15,593,403)		13,909,752
Short-Term Investments - 1.0%
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	55,906	55,906
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	83,858	83,858

Total Short-Term Investments (Cost $139,764)		139,764
Total Investments - 98.0% (Cost $15,733,167)		14,049,516
Other Assets, less Liabilities - 2.0%		291,912
Net Assets - 100.0%		$14,341,428

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of this security was $380,850 or 2.7% of net assets.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks†	—	$13,909,752	—	$13,909,752
Short-Term Investments
Other Investment Companies	$139,764	—	—	139,764
Total Investments in Securities	$139,764	$13,909,752	—	$14,049,516

†	All common stocks held in the Fund are Level 2 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	5.0
Denmark	5.3
Finland	5.5
France	4.5
Germany	7.2
Japan	9.8
Netherlands	11.2
Norway	7.8
Singapore	1.3
Sweden	4.1
Switzerland	14.9
United Kingdom	23.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.